Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 28, 2014
Derivative Financial Instruments
Schedule of fair value carrying amount of the Company's interest rate swaps

        As of December 28, 2014 and December 29, 2013, the fair value carrying amount of the Company's interest rate swaps are recorded as follows (in thousands):

	December 28, 2014	December 29, 2013
Other assets	$3,082	$5,460
Accrued expenses	(2,426)	(629)

Total derivatives designated as hedging instruments	$656	$4,831

Summary of loss recognized in accumulated other comprehensive income ("AOCI") and the amount of gain reclassified from AOCI into earnings

        The following tables summarize the loss recognized in accumulated other comprehensive income ("AOCI") and the amount of gain reclassified from AOCI into earnings for the year ended December 28, 2014 (in thousands):

	Amount of Loss Recognized in AOCI on Derivative, Net of Tax (Effective Portion)	Amount of Gain Recognized in Earnings on Derivative, Net of Tax (Ineffective Portion)
Interest rate swaps	$(2,495)	$9